FAIR VALUE MEASURMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASURMENTS
NOTE 18:-	FAIR VALUE MEASURMENTS

The Company measured the Holdback Amount fair value by multiplying the closing market share price of the Company in the held-back number of ordinary shares and classified it within Level 1. Hedging contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Earn-Out Consideration is classified within Level 3, as this liability is valued using valuation techniques.

In 2022, the Company invested in the convertible debt of a Canadian company. The Company elected to measure the convertible debt at fair value with changes in fair value recognized in financial income (expenses), net in the consolidated statement of income (loss). The fair value of the convertible debt is classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of December 31, 2024 and 2023 the fair value of the convertible debt was determined to be zero. The Company recorded loss in the amount of $1,401 for the year ended December 31, 2023, related to revaluation of the convertible debt.

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	1,068	-	1,068

Total financial assets	$-	$1,068	$-	$1,068

Liabilities:
Holdback Amount	800	-	-	800
Earn-Out Consideration	-	-	9,018	9,018

Total financial liabilities	$800	$-	$9,018	$9,818

	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	680	-	680

Total financial assets	$-	$680	$-	$680

Liabilities:
Holdback Amount	795	-	-	795
Earn-Out Consideration	-	-	10,826	10,826

Total financial liabilities	$795	$-	$10,826	$11,621

The table below presents the changes in the Earn-Out Consideration which was classified as  Level 3 and measured at fair value on a recurring basis, in the year ended December 31, 2024:

Fair value at the beginning of the year	$10,826
Income from changes in fair value	(1,808)
Fair value at the end of the year	$9,018

The Company estimated the fair value of the Earn-out Consideration by utilizing a Monte Carlo simulation. The significant assumptions used in the model mainly relate to the projected revenues and adjusted EBITDA in the forecasted years, including revenue growth rate range of 13.0%-15.8% and adjusted EBITDA margin range of 13.7%-16.2%. Changes in the Earn-out Consideration fair value are recorded in the consolidated statements of income (loss) under Other operating expenses (income), net.